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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

    FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811-22525

                            MANAGED PORTFOLIO SERIES
               (Exact name of registrant as specified in charter)


                            615 EAST MICHIGAN STREET
                          Milwaukee, Wisconsin  53202
              (Address of principal executive offices) (Zip code)


                           JAMES R. ARNOLD, PRESIDENT
                            MANAGED PORTFOLIO SERIES
                      C/O U.S. BANCORP FUND SERVICES, LLC
                      777 EAST WISCONSIN AVENUE, 4th FLOOR
                          MILWAUKEE, WISCONSIN  53202
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (414) 765-6802



Date of fiscal year end: NOVEMBER 30


Date of reporting period: JULY 1, 2016 - NOVEMBER 23, 2016

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

ITEM 1. PROXY VOTING RECORD.

Consilium Emerging Market Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------
 CEMENTOS PACASMAYO S A A                                                                    Agenda Number:  934476878
--------------------------------------------------------------------------------------------------------------------------
    Security:  15126Q109                                                             Meeting Type:  Special
      Ticker:  CPAC                                                                  Meeting Date:  26-Sep-2016
        ISIN:  US15126Q1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     PROPOSAL FOR THE SEGREGATION OF THE EQUITY BLOCK          Mgmt          For                            For
       RELATED TO THE PHOSPHATE PROJECT SUBMITTED BY THE
       BOARD (THE "PROJECT"). SEGREGATION OF THE EQUITY BLOCK
       RELATED TO THE PHOSPHATE PROJECT, TRANSFER OF SUCH
       EQUITY BLOCK TO FOSSAL S.A.A. (RECENTLY INCORPORATED
       CORPORATION THAT, AS A RESULT OF THE ...(DUE TO SPACE
       LIMITS, SEE PROXY MATERIAL FOR FULL PROPOSAL).




--------------------------------------------------------------------------------------------------------------------------
 CRESUD, S.A.C.I.F. Y A.                                                                     Agenda Number:  934490943
--------------------------------------------------------------------------------------------------------------------------
    Security:  226406106                                                             Meeting Type:  Annual
      Ticker:  CRESY                                                                 Meeting Date:  31-Oct-2016
        ISIN:  US2264061068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     APPOINTMENT OF TWO SHAREHOLDERS TO SIGN THE MEETINGS'     Mgmt          For                            For
       MINUTES.

2.     CONSIDERATION OF DOCUMENTS CONTEMPLATED IN SECTION        Mgmt          For                            For
       234, PARAGRAPH 1, OF LAW NO. 19,550 FOR THE FISCAL
       YEAR ENDED JUNE 30, 2016.

3.     ALLOCATION OF NET LOSS FOR THE FISCAL YEAR ENDED JUNE     Mgmt          For                            For
       30, 2016 FOR $1,401,856,585.

4.     CONSIDERATION OF BOARD OF DIRECTORS' PERFORMANCE FOR      Mgmt          For                            For
       THE FISCAL YEAR ENDED JUNE 30, 2016.

5.     CONSIDERATION OF SUPERVISORY COMMITTEE'S PERFORMANCE      Mgmt          For                            For
       FOR THE FISCAL YEAR ENDED JUNE 30, 2016.

6.     CONSIDERATION OF COMPENSATION PAYABLE TO THE BOARD OF     Mgmt          For                            For
       DIRECTORS FOR $18,985,218 FOR THE FISCAL YEAR ENDED
       JUNE 30, 2016 WHICH RECORDED A COMPUTABLE TAX LOSS
       PURSUANT TO THE APPLICABLE REGULATIONS.

7.     CONSIDERATION OF COMPENSATION PAYABLE TO THE              Mgmt          Abstain                        Against
       SUPERVISORY COMMITTEE FOR THE FISCAL YEAR ENDED JUNE
       30, 2016.

8.     APPOINTMENT OF REGULAR AND ALTERNATE DIRECTORS DUE TO     Mgmt          For                            For
       EXPIRATION OF TERM.

9.     APPOINTMENT OF REGULAR AND ALTERNATE MEMBERS OF THE       Mgmt          For                            For
       SUPERVISORY COMMITTEE FOR A TERM OF ONE FISCAL YEAR.

10.    APPOINTMENT OF CERTIFYING ACCOUNTANT FOR THE NEXT         Mgmt          For                            For
       FISCAL YEAR AND DETERMINATION OF ITS COMPENSATION.
       DELEGATION OF POWERS.

11.    UPDATE ON SHARED SERVICES AGREEMENT REPORT.               Mgmt          Abstain                        Against

12.    TREATMENT OF AMOUNTS PAID AS PERSONAL ASSETS TAX          Mgmt          For                            For
       LEVIED ON THE SHAREHOLDERS.

13.    RENEWAL OF DELEGATION OF POWERS CONFERRED TO THE BOARD    Mgmt          For                            For
       OF DIRECTORS IN ORDER TO DETERMINE THE TIME AND
       CURRENCY OF ISSUANCE AND FURTHER TERMS AND CONDITIONS
       GOVERNING THE ISSUE OF NOTES UNDER THE US$300,000,000
       GLOBAL NOTE PROGRAM CURRENTLY IN EFFECT, AS APPROVED
       BY THE SHAREHOLDERS' MEETINGS DATED OCTOBER 31, 2012,
       NOVEMBER 14, 2014, AND ITS INCREASE BY AN ADDITIONAL
       AMOUNT OF US$200,000,000 AS APPROVED BY THE
       SHAREHOLDERS' MEETING DATED OCTOBER 30, 2015.

14.    GRANT OF INDEMNITIES TO THE DIRECTORS, STATUTORY          Mgmt          Abstain                        Against
       AUDITORS AND MANAGERS WHO PERFORM OR HAVE PERFORMED
       DUTIES FOR THE COMPANY ACCESSORILY TO THE D&O
       POLICIES.

15.    APPROVAL OF SPECIAL MERGER BALANCE SHEET OF AGRO          Mgmt          Abstain                        Against
       MANAGERS S.A.; SEPARATE SPECIAL MERGER BALANCE SHEET
       OF CRESUD SACIF Y.A. AND CONSOLIDATED MERGER BALANCE
       SHEET OF CRESUD SACIF Y.A. AND AGRO MANAGERS S.A. AS
       OF 06.30.2016 AS WELL AS THE SUPERVISORY COMMITTEE'S
       AND AUDITOR'S REPORTS. APPROVAL OF PRELIMINARY MERGER
       AGREEMENT WITH AGRO MANAGERS S.A. AND FURTHER RELATED
       DOCUMENTS. AUTHORIZATIONS AND DELEGATION OF POWERS.
       APPOINTMENT OF REPRESENTATIVE TO EXECUTE THE FINAL
       AGREEMENTS AND CARRY OUT THE RELEVANT PROCEEDINGS.

16.    DISTRIBUTION OF TREASURY SHARES.                          Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 PAMPA ENERGIA S.A.                                                                          Agenda Number:  934493165
--------------------------------------------------------------------------------------------------------------------------
    Security:  697660207                                                             Meeting Type:  Annual
      Ticker:  PAM                                                                   Meeting Date:  17-Nov-2016
        ISIN:  US6976602077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     APPOINTMENT OF TWO SHAREHOLDERS TO APPROVE AND SIGN       Mgmt          For                            For
       THE MEETING'S MINUTES.

2.     CONSIDERATION OF INCREASE OF THE COMPANY'S GLOBAL NOTE    Mgmt          For                            For
       PROGRAM (FOR THE ISSUANCE OF SIMPLE, NON-CONVERTIBLE
       NOTES), WHOSE CURRENT OUTSTANDING AMOUNT IS UP TO
       US$500,000,000 (FIVE HUNDRED MILLION U.S. DOLLARS) (OR
       ITS EQUIVALENT IN OTHER CURRENCIES) (THE "NOTE
       PROGRAM") BY UP TO US$1,000,000,000 (ONE BILLION U.S.
       DOLLARS) (OR ITS EQUIVALENT IN OTHER CURRENCIES).
       CONSIDERATION OF ISSUANCE OF (SIMPLE, NON-CONVERTIBLE)
       NOTES UNDER SUCH PROGRAM FOR UP TO THE MAXIMUM ...
       (DUE TO SPACE LIMITS, SEE PROXY MATERIAL FOR FULL
       PROPOSAL).

3.     CONSIDERATION OF (I) DELEGATION TO THE BOARD OF           Mgmt          For                            For
       DIRECTORS OF THE BROADEST POWERS TO DETERMINE ALL THE
       TERMS AND CONDITIONS GOVERNING THE NOTE PROGRAM
       (INCLUDING, WITHOUT LIMITATION, TIME, PRICE, PAYMENT
       METHOD AND CONDITIONS, USE OF PROCEEDS) AND THE
       DIFFERENT SERIES AND/OR TRANCHES OF NOTES TO BE ISSUED
       THEREUNDER, WITH POWERS TO AMEND THE TERMS AND
       CONDITIONS APPROVED BY THIS SHAREHOLDERS' MEETING,
       EXCEPT FOR THE MAXIMUM AMOUNT THEREBY APPROVED; (II)
       GRANT OF AUTHORIZATION TO THE ... (DUE TO SPACE
       LIMITS, SEE PROXY MATERIAL FOR FULL PROPOSAL).

4.     REINSTATEMENT OF STATUTORY RESERVE.                       Mgmt          For                            For

5.     APPOINTMENT OF ONE ALTERNATE STATUTORY AUDITOR TO         Mgmt          For                            For
       REPLACE THE RESIGNING ALTERNATE STATUTORY AUDITOR, MS.
       VICTORIA HITCE.

6.     GRANT OF AUTHORIZATIONS TO CARRY OUT ALL SUCH             Mgmt          For                            For
       PROCEEDINGS AND MAKE ALL SUCH FILINGS AS REQUIRED FOR
       OBTAINING THE RELEVANT REGISTRATIONS.




--------------------------------------------------------------------------------------------------------------------------
 VIDEOCON D2H LIMITED                                                                        Agenda Number:  934483467
--------------------------------------------------------------------------------------------------------------------------
    Security:  92657J101                                                             Meeting Type:  Annual
      Ticker:  VDTH                                                                  Meeting Date:  29-Sep-2016
        ISIN:  US92657J1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


O1     TO ADOPT THE AUDITED STATEMENT OF PROFIT AND LOSS FOR     Mgmt          For
       THE FINANCIAL YEAR ENDED 31ST MARCH, 2016 AND THE
       AUDITED BALANCE SHEET AS AT THAT DATE TOGETHER WITH
       THE REPORTS OF THE BOARD OF DIRECTORS AND AUDITORS
       THEREON.

O2     TO APPOINT A DIRECTOR IN PLACE OF MRS. RADHIKA DHOOT,     Mgmt          For
       WHO RETIRES BY ROTATION, AND BEING ELIGIBLE OFFERS
       HERSELF FOR RE-APPOINTMENT.

O3     TO RATIFY THE APPOINTMENT OF M/S. KADAM & CO.,            Mgmt          For
       AUDITORS AND FIX THEIR REMUNERATION.

O4     TO RATIFY THE APPOINTMENT OF M/S. KAHNDELWAL JAIN &       Mgmt          For
       CO., AUDITORS AND FIX THEIR REMUNERATION.

S4     TO APPOINT MR. HARRY SLOAN AS A NON-EXECUTIVE             Mgmt          For
       DIRECTOR.

S5     TO APPOINT MR. JEFFREY SAGANSKY AS A NON-EXECUTIVE        Mgmt          For
       DIRECTOR



* Management position unknown

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                                   SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Managed Portfolio Series


By (Signature and Title)* /s/ James R. Arnold
                          James R. Arnold, President
                          Principal Executive Officer


Date  February 8, 2017

* Print the name and title of each signing officer under his or her signature.


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